Transactions and Balances with Related Parties (Details) - Schedule of Benefits to Key Management Personnel - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Benefits to Key Management Personnel[Abstract]
Short-term benefits	$ 438	$ 585	$ 1,204
Management fees	60	80	220
Cost of share-based payment	$ 11	$ 54	$ 84